Note 6 - Leases (Details) - Future Minimum Time-Charter Receipts (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Future Minimum Time-Charter Receipts [Abstract]
2014	$ 2,944
2015	5,840
2016	2,016
Total	$ 10,800